STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		9 Months Ended
	May 30, 2025	May 27, 2025	Jun. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Jan. 31, 2025	Oct. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized								500,000,000	500,000,000
Common stock, par value								$ 0.0001	$ 0.0001
Common stock, shares outstanding								3,075,000	3,373,750
Common stock, shares issued								3,075,000	3,373,750
Issuance of 1,500,000 common shares, no par value									$ (2,592,985)
Additional paid-in capital								$ 29,041
Net loss								42,564
Equity, Attributable to Parent								(13,216)	(31,246)
Gross proceeds from private placement	$ 86,250,000	$ 86,250,000							2,987,500
Accumulated deficit								$ 42,564	$ 31,583
Greenland Exploration Limited
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized			10,000,000		10,000,000
Common stock, par value			$ 0		$ 0
Common stock, shares outstanding			1,500,000		1,500,000
Warrants exercise price			$ 15
Issuance of common shares			1,500,000
Issuance of 1,500,000 common shares, no par value			$ 10,000
Additional paid-in capital			20,000		$ 20,000
Net loss			8,335
Equity, Attributable to Parent			11,665		11,665
Accumulated deficit			$ 8,335		$ 8,335
Greenland Exploration Limited
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized				10,000,000		10,000,000	10,000,000
Common stock, par value				$ 0		$ 0	$ 0
Common stock, shares outstanding				1,500,000		1,500,000	1,500,000
Warrants exercise price			$ 15			$ 15
Issuance of common shares			1,500,000	1,500,000		1,500,000
Common stock, shares issued				1,500,000		1,500,000	1,500,000
Issuance of 1,500,000 common shares, no par value						$ 10,000
Additional paid-in capital				$ 20,000		20,000	$ 20,000
Net loss				19,801		28,136
Equity, Attributable to Parent				(8,136)		(8,136)	(8,136)
Accumulated deficit				$ 28,136		$ 28,136	$ 28,136
March GL
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized			5,000,000		5,000,000
Common stock, par value			$ 0.001		$ 0.001
Common stock, shares outstanding			44,600		44,600
Issuance of 1,500,000 common shares, no par value					$ 1,150,140
Additional paid-in capital			$ 1,150,095		1,150,095
Net loss					445,105
Equity, Attributable to Parent			705,035		705,035
Accumulated deficit			$ 445,105		$ 445,105
March GL | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares					44,600
Issuance of 1,500,000 common shares, no par value					$ 1,150,140
March G L [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized			5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding			45,600	96,300	45,600	96,300	96,300
Common stock, shares issued			45,600	96,300	45,600	96,300	96,300
Issuance of 1,500,000 common shares, no par value							$ 4,051,620
Additional paid-in capital				$ 4,051,524		$ 4,051,524	4,051,524
Net loss							3,091,094
Equity, Attributable to Parent				935,526		935,526	$ 935,526
Aggregates shares							96,300
Gross proceeds from private placement							$ 4,051,520
Common stock Additional paid-in capital				4,051,524		4,051,524	4,051,524
Subscriptions receivable				25,000		25,000	25,000
Accumulated deficit				$ 3,091,094		$ 3,091,094	$ 3,091,094